Revenues - Disaggregation of Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Allowance for doubtful accounts	$ (39)	$ 0
Total accounts receivable	2,629	2,903
Commercial and other | Customer Concentration Risk | Accounts Receivable
Disaggregation of Revenue [Line Items]
Accounts receivable before allowance for credit loss	92	1,568
U.S. federal government and agencies | Customer Concentration Risk | Accounts Receivable
Disaggregation of Revenue [Line Items]
Accounts receivable before allowance for credit loss	$ 2,576	$ 1,335